Shareholder Report, Average Annual Return (Details) 197124_Procure Space ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	79 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Procure Space ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Procure Space ETF NAV
Average Annual Return, Percent	100.75%	14.58%	8.07%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	15.87%
Wilshire 5000 Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire 5000 Total Market Index
Average Annual Return, Percent	19.34%	15.29%	13.52%